Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense	$ 84,249	$ 119,461	$ 113,324
Electronic equipment [Member]
DIsposed equipment	0	28,142	22,439
Accumulated depreciation	0	27,298	20,039
Gross proceeds	0	539	567
Loss on disposal of equipment	$ 0	$ 305	$ 1,833